Redeemable Convertible Preferred Stock (Details) - Gelesis - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Jun. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Apr. 30, 2019	Feb. 28, 2018	Dec. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Jun. 30, 2012	May 31, 2011	Apr. 30, 2011
Temporary Equity [Line Items]
Preferred Stock Authorized	19,957,625	19,957,625
Convertible shares							409,574
Redeemable convertible preferred stock
Temporary Equity [Line Items]
Preferred Stock Authorized	19,957,625	19,957,625
Issued and Outstanding	18,736,936	18,446,525
Liquidation Preference	$ 258,370	$ 257,424
Carrying Value	$ 311,594	$ 213,525
Convertible shares	18,736,936	18,446,525
Series A-1
Temporary Equity [Line Items]
Preferred Stock Authorized	1,711,755	1,711,755
Issued and Outstanding	1,689,193	1,636,971				1,636,971
Liquidation Preference	$ 7,505	$ 7,273
Carrying Value	$ 7,113	$ 6,176				$ 6,176
Convertible shares	1,689,193	1,636,971												1,636,971
Series A-2
Temporary Equity [Line Items]
Preferred Stock Authorized	1,161,254	1,161,254
Issued and Outstanding	1,161,254	1,161,254				1,161,254
Liquidation Preference	$ 3,030	$ 3,030
Carrying Value	$ 3,033	$ 3,033				$ 3,033
Convertible shares	1,161,254	1,161,254											409,440
Series A-3
Temporary Equity [Line Items]
Preferred Stock Authorized	1,730,874	1,730,874
Issued and Outstanding	1,730,874	1,492,685				1,492,685
Liquidation Preference	$ 5,188	$ 4,474
Carrying Value	$ 7,460	$ 4,463				$ 4,463
Convertible shares	1,730,874	1,492,685										1,017,648
Series A-4
Temporary Equity [Line Items]
Preferred Stock Authorized	2,159,022	2,159,022
Issued and Outstanding	1,450,529	1,450,529				1,439,352
Liquidation Preference	$ 5,473	$ 5,473
Carrying Value	$ 2,602	$ 2,602				$ 2,466
Convertible shares	1,450,529	1,450,529
Series A-5
Temporary Equity [Line Items]
Preferred Stock Authorized	1,977,114	1,977,114
Issued and Outstanding	1,977,114	1,977,114				1,977,114
Liquidation Preference	$ 24,536	$ 24,536
Carrying Value	$ 44,307	$ 24,991				$ 24,536
Convertible shares	1,977,114	1,977,114								33,949	1,450,265
Series Growth
Temporary Equity [Line Items]
Preferred Stock Authorized	2,538,274	2,538,274
Issued and Outstanding	2,538,274	2,538,274				2,538,274
Liquidation Preference	$ 31,500	$ 31,500
Carrying Value	$ 56,959	$ 32,763				$ 31,500
Convertible shares	2,538,274	2,538,274							2,538,274
Series 2 Growth
Temporary Equity [Line Items]
Preferred Stock Authorized	2,370,803	2,370,803
Issued and Outstanding	2,370,803	2,370,803				2,370,803
Liquidation Preference	$ 30,370	$ 30,370
Carrying Value	$ 53,201	$ 30,684				$ 30,370
Convertible shares	2,370,803	2,370,803						1,561,280
Series 3 Growth
Temporary Equity [Line Items]
Preferred Stock Authorized	6,308,529	6,308,529
Issued and Outstanding	5,818,895	5,818,895				2,973,270
Liquidation Preference	$ 150,768	$ 150,768
Carrying Value	$ 136,919	$ 108,813				$ 51,348
Convertible shares	5,818,895	5,818,895	868,558	1,158,077	818,990